PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

	June 30, 2022	December 31, 2021
	(Unaudited)
Housing and welfare	$4,312	$4,312
Furniture and office equipment	4,013	4,013
Computer and software	5,605	5,605
Production facilities	93,049	93,049
Drilling and production tools	1,499,535	1,499,535
Leasehold Improvement	348,211	321,991
Equipment	1,650	1,650
Total	1,956,375	1,930,155
Less: accumulated depreciation	(1,679,511)	(1,637,617)
Property and equipment, net	$276,864	$292,538

Depreciation charged to expense amounted to $41,894 and $16,478 for the six months ended June 30, 2022 and 2021, respectively.